PIMCO ETF Trust

Supplement Dated September 29, 2014 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Foreign Currency Strategy Exchange-Traded Fund,

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund,

PIMCO Real Return Exchange-Traded Fund and PIMCO Total Return Exchange-Traded Fund

(the “Funds”)

Effective September 26, 2014, the PIMCO Foreign Currency Strategy Exchange-Traded Fund’s portfolio is jointly managed by Thomas Kressin, Sachin Gupta and Andrew Balls. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Foreign Currency Strategy Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Thomas Kressin, Sachin Gupta and Andrew Balls. Dr. Kressin is a Senior Vice President of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Mr. Balls is CIO Global and a Managing Director of PIMCO. Dr. Kressin has managed the Fund since its inception in February 2013 and Messrs. Gupta and Balls have managed the Fund since September 2014.

Effective September 26, 2014, the PIMCO Total Return Exchange-Traded Fund’s portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Total Return Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Mr. Worah is CIO Real Return and Asset Allocation. Each is a Managing Director of PIMCO. Messrs. Mather, Kiesel and Worah have jointly managed the Fund since September 2014.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO and he has managed the Fund since its inception in April 2012.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Real Return Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO and will manage the Fund as of its inception.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Foreign Currency Strategy Exchange-Traded Fund	Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

PIMCO Foreign Currency Strategy Exchange-Traded Fund	Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

PIMCO Total Return Exchange-Traded Fund	Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Foreign Currency Strategy Exchange-Traded Fund	Thomas Kressin	2/13*

Senior Vice President, PIMCO. Dr. Kressin is head of the European foreign exchange desk in the Munich office and he is also a member of the European Portfolio Committee. He joined the Allianz Group in 1998 and PIMCO in 2002. Until 2009, he worked as co-head of the global desk in Munich, with a special focus on currencies.

PIMCO Total Return Exchange-Traded Fund	Scott A. Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	Mihir Worah	4/12*

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

PIMCO Real Return Exchange-Traded Fund		*
PIMCO Total Return Exchange-Traded Fund		9/14

*	Inception of the Fund

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_092914

PIMCO ETF Trust

Supplement Dated September 29, 2014 to the

PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged) Prospectus dated

August 15, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged) (the “Fund”)

Effective September 26, 2014, the Fund’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Dr. Pagani is a Managing Director of PIMCO. Messrs. Balls and Gupta and Dr. Pagani will jointly manage the Fund as of its inception.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Portfolio Managers	Since	Recent Professional Experience
Andrew Balls	*

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Sachin Gupta	*

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

Lorenzo Pagani	*

Managing Director, PIMCO. Dr. Pagani joined PIMCO in 2004 and is a portfolio manager in PIMCO’s Munich office and head of the European government bond and European rates desk. Prior to joining PIMCO, he was with the nuclear engineering department at the Massachusetts Institute of Technology and with Procter & Gamble in Italy.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_092914

PIMCO ETF Trust

Supplement Dated September 29, 2014 to the

PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund Prospectus dated

August 15, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund (the “Fund”)

Effective September 26, 2014, the Fund’s portfolio is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Each of Messrs. Parikh and Fahmi is a Managing Director of PIMCO. Messrs. Arnott, Parikh and Fahmi will jointly manage the Fund as of its inception. Mr. Arnott is responsible for the equity index replication strategy. Messrs. Parikh and Fahmi are jointly responsible for the absolute return strategy.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Fund—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Portfolio Managers**	Since	Recent Professional Experience
Robert D. Arnott	*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

Saumil Parikh	*

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

Mohsen Fahmi	*

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

*	Inception of the Fund.
**	Mr. Arnott is responsible for the equity index replication strategy. Messrs. Parikh and Fahmi are jointly responsible for the absolute return strategy.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP3_092914

PIMCO ETF Trust

Supplement Dated September 29, 2014 to the

PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund

Prospectus dated August 15, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund

(the “Fund”)

Effective September 26, 2014, the Fund’s portfolio is jointly managed by Robert D. Arnott and Saumil Parikh. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott and Saumil Parikh. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Parikh is a Managing Director of PIMCO. Messrs. Arnott and Parikh will jointly manage the Fund as of its inception. Mr. Arnott is responsible for the equity index replication strategy. Mr. Parikh is responsible for the absolute return strategy.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Fund—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Portfolio Managers**	Since	Recent Professional Experience
Robert D. Arnott	*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

Saumil Parikh	*

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

*	Inception of the Fund.
**	Mr. Arnott is responsible for the equity index replication strategy. Mr. Parikh is responsible for the absolute return strategy.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP4_092914

PIMCO ETF Trust

Supplement Dated September 29, 2014 to the

PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Fund

Prospectus dated September 3, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Fund

(the “Fund”)

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mark Kiesel. Mr. Kiesel is CIO Global Credit and Managing Director of PIMCO, and he will manage the Fund as of its inception.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Fund—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Portfolio Manager	Since	Recent Professional Experience
Mark Kiesel	*

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP5_092914

PIMCO ETF Trust

Supplement dated September 29, 2014 to the

Statement of Additional Information dated October 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the

PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged),

PIMCO Foreign Currency Strategy Exchange-Traded Fund,

PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund, PIMCO International

Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund and

PIMCO Total Return Exchange-Traded Fund (the “Funds”)

Effective September 26, 2014, the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani; the PIMCO Foreign Currency Strategy Exchange-Traded Fund is jointly managed by Thomas Kressin, Sachin Gupta and Andrew Balls; the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi; the PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund is jointly managed by Robert D. Arnott and Saumil Parikh; and the PIMCO Total Return Exchange-Traded Fund is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI. In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Arnott[1]
Registered Investment Companies	13	69,208.00	0	0.00
Other Pooled Investment Vehicles	8	2,477.00	7	2,418.00
Other Accounts	23	7,833.00	2	210.00
Balls[2]
Registered Investment Companies	2	2,670.96	0	0.00
Other Pooled Investment Vehicles	18	7,026.42	0	0.00
Other Accounts	22	13,685.95	1	156.33
Fahmi[7]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	2	462.17	0	0.00
Gupta[8]
Registered Investment Companies	0	0.00	0	0.00

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Other Pooled Investment Vehicles	1	477.42	0	0.00
Other Accounts	0	0.00	0	0.00

[1]

Effective September 26, 2014, Mr. Arnott co-manages the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund and PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund, neither of which had commenced operations as of September 29, 2014.

[2]

Effective September 26, 2014, Mr. Balls co-manages the PIMCO Foreign Currency Strategy Exchange-Traded Fund, which has $25.5 million in total assets under management (as of October 31, 2013). Effective September 26, 2014, Mr. Balls also co-manages the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged), which had not commenced operations as of September 29, 2014.

[7]	Effective September 26, 2014, Mr. Fahmi co-manages the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund, which had not commenced operations as of September 29, 2014.
[8]

Effective September 26, 2014, Mr. Gupta co-manages the PIMCO Foreign Currency Strategy Exchange-Traded Fund, which had $25.5 million in total assets under management as of June 30, 2013. Effective September 26, 2014, Mr. Gupta also co-manages the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged), which had not commenced operations as of September 29, 2014.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective September 26, 2014, the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani; the PIMCO Foreign Currency Strategy Exchange-Traded Fund is jointly managed by Thomas Kressin, Sachin Gupta and Andrew Balls; the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi; the PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund is jointly managed by Robert D. Arnott and Saumil Parikh; and the PIMCO Total Return Exchange-Traded Fund is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Information for Messrs. Balls, Fahmi and Gupta is as of September 26, 2014. Information for Mr. Arnott is as of August 31, 2014.

Additionally, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI. In addition, effective immediately, the following information is added to the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Balls[1]	PIMCO Foreign Currency Strategy Exchange-Traded Fund	None

Gupta[4]	PIMCO Foreign Currency Strategy Exchange-Traded Fund	None

[1]	Effective September 26, 2014, Mr. Balls also co-manages the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged), which had not commenced operations as of September 29, 2014.
[4]	Effective September 26, 2014, Mr. Gupta also co-manages the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged), which had not commenced operations as of September 29, 2014.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective September 26, 2014, Mr. Arnott co-manages the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund and the PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund. Effective September 26, 2014, Mr. Fahmi co-manages the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund. As of September 29, 2014, neither the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund nor the PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund had commenced operations.

Disclosure Related to All Series of PIMCO ETF Trust

Additionally, effective immediately, references to William H. Gross in the table in the “Management of the Trust—Executive Officers” section of the SAI are deleted.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP6_092914